Revenues from contracts with customers	12 Months Ended
Dec. 31, 2021
Revenues From Contracts With Customers
Revenues from contracts with customers

5.5	Revenues from contracts with customers

Within the Group the following revenue streams were identified:

a.	Product Sales

b.	Other revenues

5.5.1	Product sales

The Group’s product sales contracts, normally concluded with retailers and, in the United States, with the DoD (“direct product sales”) as well as with distributors (“indirect sales – sales through distributors”), generally include one performance obligation. Revenue is recognized at the point in time when the identified performance obligation is transferred to the customer, so when the customer obtains control over the goods.

Some of the Group’s product sales agreements include retrospective rebates, charge-back clauses, discounts and under certain conditions return rights which give rise to variable consideration under IFRS 15. The expected rebates, discounts and considerations for product returns are recognized on an accrual basis and reported as refund liabilities in the consolidated balance sheet.

In most cases, Valneva sells the products through retailers. When more than one party is involved in providing/distributing goods or services, the standard requires an entity to determine whether itself and its retailers are principals or agents in these transactions by evaluating the nature of its promises to the customer. An entity is a principal if it controls a promised good or service before transferring that good or service to the customer. An entity is an agent if its role is to arrange for another entity to provide the goods or services. Indicators that control has been transferred are that a) the retailer is primarily responsible to fulfill the promise to its customers, b) the retailer has inventory risk and c) the retailer has discretion in establishing the price for the sale to its customers. One of Valneva’s retailers has extensive rights to return and consequently no inventory risk and does not have the power to establish the price for the sales to its customers. Therefore, this retailer acts as agent rather than as principal. All other of Valneva’s retailers act as principal. While revenues to principals are recognized when the control is transferred to the principals, revenue from product sales to agents are recognized when the control is transferred to the final customer, when the goods are delivered to the final customer. Payables to customers are deducted from revenue for principals, costs paid to agents are recognized as “Marketing and distribution expenses”.

Valneva also sells products acquired from third parties. Valneva considers that it is acting as principal given that it controls products before transferring them to the final customer. More specifically, Valneva has an inventory risk before the goods have been transferred to customers and has discretion in establishing the prices. Revenue is recognized when the product is delivered to the customers. Products purchased from third parties are recognized as “inventory” in the balance sheets and when sold as “cost of goods” in the statements of income.

5.5.2	Other revenues

The Group generates other revenues for its product candidates and proprietary technologies. The contracts in place often include several different promised goods or services such as research licenses, commercial licenses and further R&D services. The terms of such agreements include license fees payable as initial fees, annual license maintenance fees and fees to be paid upon achievement of milestones, as well as license option fees and fees for the performance of research services. In addition, the Group’s licensing arrangements generally provide for royalties payable on the licensee’s future sales of products developed within the scope of the license agreement. Revenue recognized due to the termination of agreements is recognized in other revenues.

The Group’s license contracts in place provide distinct right to use licenses, therefore the revenue is recognized at the point in time at which the licensee is able to direct the use and benefit from the license. The consideration for licensing contracts may consist of fixed and variable parts. In case of right-to-use licenses, the fixed part of the consideration is recognized at the point in time when the licensee is able to direct the use and benefit from the license. For any variable consideration, revenue is recognized at the point in time when the variable constraint is removed.

Revenue for research and development services within the Group’s contracts currently in place is recognized over time. For those contracts including constraints, once the constraint is removed the transaction price is updated and revenue is recognized in line with the revenue recognition of the corresponding performance obligation. The progress is measured on an input basis (costs incurred related to total costs expected). It is considered that this input method is an appropriate measure of the progress towards complete satisfaction of these performance obligations under IFRS 15.

Variable considerations are included in revenues only to the extent that it is highly probable that a significant reversal in the amount of the cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. At the end of each reporting period, the Group updates the estimated transaction price and its assessment of whether an estimate of variable consideration is constrained. Amounts allocated to a satisfied performance obligation are recognized as revenue, or as a reduction of revenue, in the period in which the transaction price changes.

Vaccine Supply Agreement with the UK Authority

In September 2020, Valneva entered into a supply agreement, or the UK Supply Agreement, with the Secretary of State for Business, Energy and Industrial Strategy of the United Kingdom, or the UK Authority, pursuant to which Valneva was obligated to develop, manufacture and supply SARS-CoV-2 vaccines, to the UK Authority in the United Kingdom of Great Britain, and Northern Ireland, or the UK, including an obligation for Valneva to upgrade its manufacturing facilities in Scotland. Valneva received notice in September 2021 of the UK Authority’s decision to terminate the UK Supply Agreement, and the termination became effective in October 2021, as described below. The UK Supply Agreement required the UK Authority to pay non-refundable advance payments to fund certain manufacturing-related expenses over the life of the project, and as at December 31, 2021 Valneva had received an aggregate of GBP359.2 million (€408.3 million) under the UK Supply Agreement.

Under the UK Supply Agreement, Valneva was obligated to use commercially reasonable efforts to develop the vaccine candidate, to secure marketing authorization (and to proceed with the application for minimum viable marketing authorization) in the UK, to conduct assigned activities in accordance with the facility and manufacturing plans and to perform other activities, including working with third parties to maintain sufficient manufacturing capacity. Pursuant to the terms of the UK Supply Agreement, the UK Authority placed an initial order for 60 million doses to be delivered in 2021 and was granted an option for a further 40 million doses to be delivered in 2022 and a further 90 million doses, in aggregate, from 2023 to 2025. In January 2021, the UK Authority exercised its option to order 40 million doses for delivery in 2022. With respect to sales to non-UK customers of product manufactured using any facilities used under the UK Supply Agreement, Valneva is obligated to pay the UK Authority a low single-digit royalty on such net sales, subject to a maximum royalty payment.

In September 2021, Valneva received notice of the UK Authority’s decision to terminate the UK Supply Agreement. Valneva had not received any indication from the UK Authority, prior to this time, of the UK Authority’s intention to serve the notice. In the termination notice, the UK Authority purported to terminate the contract on one of two different bases detailed thereafter, each with different potential or actual consequences.

First, the UK Authority purported to terminate the UK Supply Agreement on the common law (non-contractual) ground that Valneva would allegedly, at some time in the future, breach its obligations regarding the delivery schedule under the UK Supply Agreement. Valneva strongly disputes the UK Authority’s purported termination based on an alleged anticipated breach of the UK Supply Agreement and did not consider such termination to be valid. However, if the UK Authority were to successfully bring proceedings for damages against Valneva in respect of the alleged anticipatory breach, it could be argued that the applicable contractual cap on the liability under the UK Supply Agreement could be as high as an amount equivalent to the sums paid by the UK Authority prior to termination. However, Management believed that it was very unlikely that any such claim by the UK Authority would be successful. In any event, the UK Authority did not notify Valneva of any specific claim for damages in connection with the purported termination for alleged anticipatory breach nor did it indicate the amount of any possible claim as of the date these financial statements are authorized for issue. Second, the UK Authority purported to terminate the UK Supply Agreement on 30 days’ notice based on its discretionary right under the UK Supply Agreement to terminate for convenience. Valneva acknowledged the UK Authority’s termination of the UK Supply Agreement on the basis of this discretionary right, and, as such, the termination became effective in October 2021. The UK Supply Agreement provided that, in the case of termination for convenience by the UK Authority, Valneva shall not be obliged to refund or repay any amount paid by the UK Authority. The above-mentioned royalty on sales and other certain obligations survived termination of the UK Supply Agreement.. The other obligations are related to investments in manufacturing, such as the Alemida manufacturing facility, which were acquired with funds advanced by the UK, Valneva may have certain obligation to the UK Authority, such as a partial return of funding received, in respect of those assets if they are sold, disposed or repurposed.

The impact of the termination of the UK Supply Agreement was assessed. Payments received, where the likelihood of repayment is remote, totaled €253.3 million and were recognized as revenue in 2021. For amounts with uncertainties and a repayment likelihood, which is more than remote, a refund liability of €166.9 million was recognized for the royalty on sales and other certain obligations which survive the termination of the UK Supply Agreement. Moreover, provisions for the present obligation under the onerous purchase agreements and write-downs for materials of COVID-19 vaccine were recognized. For more detailed information see Notes 5.30.2 and 5.18.

Valneva will update this estimate of the refund liability in accordance with IFRS 15.55 in 2022 when these uncertainties are resolved and would recognize revenue in the future, to the extent that it becomes highly probable that no future significant reversal in the amount of cumulative revenue recognized will occur.

5.5.3	Disaggregated revenue information

Revenues as presented in the Consolidated Income Statement and in the Segment Reporting (see Note 5.4) include both revenues from contracts with customers and other revenues (mainly subleases), which are out of scope from IFRS 15:

Year ended December 31, 2019 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
Revenues from contracts with customers	129,674	—	(10,516)	5,768	124,926
Other revenues	—	—	—	1,270	1,270
Revenues	129,674	—	(10,516)	7,038	126,196

Year ended December 31, 2020 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
Revenues from contracts with customers	65,939	—	31,604	11,814	109,357
Other revenues	—	—	—	965	965
Revenues	65,939	—	31,604	12,779	110,321

Year ended December 31, 2021 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
Revenues from contracts with customers	63,002	253,314	3,257	27,613	347,186
Other revenues	—	—	—	899	899
Revenues	63,002	253,314	3,257	28,512	348,086

Valneva’s total revenues for 2019 include a negative revenue of €10.7 million related to the June 2019 mutual agreement to terminate its SAA, with its customer GlaxoSmithKline Biologicals SA, or GSK (see Note 5.3.1), which included recognition of negative revenues related to both current and future payment obligation, which consist of:

€ in thousand	2019
Settlement fee (fixed)	(9,000)
Settlement fee (variable; excluding financing component)	(5,987)
Release of SAA related contract liabilities	4,274
Net effect of SAA termination	(10,714)

The Group’s revenues from contracts with customers are disaggregated as follows:

Type of goods or service

Year ended December 31, 2019 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
IXIARO	94,307	—	—	—	94,307
DUKORAL	31,471	—	—	—	31,471
Third party products	3,896	—	—	—	3,896
Others	—	—	(10,516)	5,768	(4,748)
Revenues from contracts with customers	129,674	—	(10,516)	5,768	124,926

Year ended December 31, 2020 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
IXIARO	48,480	—	—	—	48,480
DUKORAL	13,300	—	—	—	13,300
Third party products	4,158	—	—	—	4,158
Lyme VLA15	—	—	31,604	—	31,604
Services related to clinical trial material	—	—	—	7,997	7,997
Others	—	—	—	3,817	3,817
Revenues from contracts with customers	65,939	—	31,604	11,814	109,357

Year ended December 31, 2021 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
IXIARO	45,118	—	—	—	45,118
DUKORAL	2,444	—	—	—	2,444
Third party products	15,440	—	—	—	15,440
COVID VLA2001	—	253,314	—	—	253,314
Chikungunya VLA1553	—	—	3,257	—	3,257
Lyme VLA15	—	—	—	14,265	14,265
Services related to clinical trial material	—	—	—	10,001	10,001
Others	—	—	—	3,346	3,346
Revenues from contracts with customers	63,002	253,314	3,257	27,613	347,186

In 2020, commercialized products revenues from DUKORAL and IXIARO were adversely impacted by the worldwide reduction in travel due to the COVID-19 pandemic:

●	in 2020, IXIARO product sales were €48.5 million - a decrease of €45.8 million compared to €94.3 million in 2019
●	in 2020, DUKORAL product sales were €13.3 million - a decrease of €18.2 million compared to €31.5 million in 2019.

●	In 2020 commercialized products revenues from third party products were €4.2 million - an increase of €0.3 million compared to €3.9 million in 2019.

In 2021, commercialized products revenues from DUKORAL and IXIARO continued to be adversely impacted by the worldwide reduction in travel due to the COVID-19 pandemic:

●	in 2021, IXIARO product sales were €45.1 million - a decrease of €3.4 million compared to €48.5 million in 2020;

●	in 2021, DUKORAL product sales were €2.4 million - a decrease of €10.9 million compared to €13.3 million in 2020;

●	in 2021 commercialized products revenues from third party products were €15.4 million, - an increase of €11.3 million compared to €4.2 million in 2020, primarily due to the marketing and distribution partnership with Bavarian Nordic where first sales of Rabipur and Encepur started in 2021. In addition, the influenza vaccine product sales increased as well. In 2021, revenues within the COVID segment totaled €253.3 million resulting from the termination of the UK Supply Agreement as described above.

The revenues within the vaccine candidates segment in 2020 related to the Lyme vaccine candidate and amounted to €31.6 million, whereas in 2021 the revenues amounted to €3.3 million related to the newly signed chikungunya vaccine collaboration with Instituto Butantan. As the Lyme vaccine candidate was outlicensed by the end of 2020, revenue from this vaccine candidate is included in the Technologies and Services segment from 2021 onward.

In 2021 revenues from technologies and services amounted to €27.6 million, compared to €11.8 million in 2020 and €5.8 million in 2019. In 2021 this revenue included €14.3 million from the collaboration with Pfizer related to the Lyme vaccine candidate.

Geographical markets

Year ended December 31, 2019 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
United States	63,700	—	162	130	63,992
Canada	24,396	—	—	—	24,396
Austria	2,668	—	—	4,136	6,803
United Kingdom	8,596	—	—	15	8,610
Nordics	11,027	—	—	5	11,032
Germany	10,345	—	—	150	10,495
Other Europe	4,961	—	(10,678)	440	(5,277)
Other markets	3,980	—	—	893	4,873
Revenues from contracts with customers	129,674	—	(10,516)	5,768	124,926

Year ended December 31, 2020 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
United States	36,414	—	31,604	341	68,359
Canada	8,965	—	—	—	8,965
Austria	3,333	—	—	6,928	10,261
United Kingdom	1,848	—	—	1,038	2,886
Nordics	2,866	—	—	5	2,871
Germany	7,060	—	—	200	7,260
Other Europe	2,068	—	—	2,373	4,441
Other markets	3,384	—	—	930	4,314
Revenues from contracts with customers	65,939	—	31,604	11,814	109,357

Year ended December 31, 2021 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
United States	40,339	—	—	14,452	54,791
Canada	4,226	—	—	—	4,226
Austria	9,341	—	—	8,376	17,718
United Kingdom	2,721	253,314	—	40	256,075
Nordics	2,440	—	—	—	2,440
Germany	726	—	—	240	966
Other Europe	3,075	—	—	3,210	6,286
Other markets	134	—	3,257	1,294	4,684
Revenues from contracts with customers	63,002	253,314	3,257	27,613	347,186

Sales channels

Commercialized products are sold via the following sales channels:

	Year ended December 31,
€ in thousand	2021	2020	2019
Direct product sales	60,325	54,160	110,386
Indirect product sales (Sales through distributors)	2,678	11,778	19,125
Total product sales	63,002	65,939	129,511

5.5.4	Assets and liabilities related to contracts with customers

See Note 5.19 for details on trade receivables, Note 5.20 for details on costs to obtain a contract, Note 5.28 for details of contract liabilities and Note 5.29 for details of refund liabilities.